OTHER REVENUES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) subsidiary	Dec. 31, 2019 CNY (¥) subsidiary	Dec. 31, 2018 CNY (¥) subsidiary	Dec. 31, 2017 CNY (¥) subsidiary	Dec. 31, 2019 CNY (¥)
OTHER REVENUES
Gain on disposal of subsidiaries	$ 1	¥ 6	¥ 5,754	¥ 87,217
VAT refund	558	3,885	4,635	33,523
Sales of silver products			15	13,546
Sales of application services	3,760	26,173	55,513	6,475
Government grants and others	2,773	19,309	34,498	63,650
Total	7,092	¥ 49,373	100,415	204,411
VAT refund receivable	$ 165		¥ 11,769	¥ 7,690	¥ 1,150
Number of subsidiaries disposed | subsidiary	1	1	1	8
Receivables related to subsidiaries disposal			¥ 9,620		¥ 0